FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 151,098	$ 117,757	$ 107,866
Derivative financial assets	185,949	114,251	150,108
Brokerage receivables	21,537	21,025	17,576
Financial assets at fair value not held for trading	118,605	66,826	59,796
Financial assets measured at fair value through other comprehensive income	2,217	2,241	2,239
Non-financial assets - Precious metals and other physical commodities	5,794	4,506	4,471
Other non-financial assets measured at fair value	90	109	110
Total assets measured at fair value	485,291	326,714	342,166
Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	63,200
Total assets measured at fair value	151,301
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	98,329	88,194	83,988
Financial assets at fair value not held for trading	3,348	949	849
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	25,518	10,460	6,464
Financial assets at fair value not held for trading	20,120	20,965	16,741
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,043	7,733	7,330
Financial assets at fair value not held for trading	1,519	1,081	1,063
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,897	8,867	7,880
Financial assets at fair value not held for trading	13,093	13,928	14,366
Financial assets measured at fair value through other comprehensive income	282	293	335
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,899	2,141	1,807
Financial assets at fair value not held for trading	18,256	4,516	4,337
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,391	360	397
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	74,686	52,249	85,458
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	63,711	36,737	39,805
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	39,652	21,759	22,195
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	5,382	1,253	1,038
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,720	1,800	1,365
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,321	1,321	1,326
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	43,907	9,779	7,704
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	14,973	14,101	13,072
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,921	1,878
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	117,863	104,793	96,241
Derivative financial assets	1,072	879	769
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	31,358	32,279	26,572
Financial assets measured at fair value through other comprehensive income	65	60	57
Non-financial assets - Precious metals and other physical commodities	5,794	4,506	4,471
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	156,152	142,516	128,110
Level 1 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	15,168
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	96,546	87,723	83,074
Financial assets at fair value not held for trading	29	70	57
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,586	8,902	5,496
Financial assets at fair value not held for trading	16,144	17,824	13,103
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,123	7,187	6,673
Financial assets at fair value not held for trading	321	295	307
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,592	977	976
Financial assets at fair value not held for trading	61	86	35
Financial assets measured at fair value through other comprehensive income	65	60	57
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	15	4	22
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	576	515	575
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1	1	1
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	7	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	14,802	14,004	13,071
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	30,122	11,865	10,138
Derivative financial assets	181,900	112,064	147,875
Brokerage receivables	21,537	21,025	17,576
Financial assets at fair value not held for trading	71,889	30,713	29,498
Financial assets measured at fair value through other comprehensive income	2,152	2,181	2,182
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	1	0	0
Total assets measured at fair value	307,601	177,847	207,269
Level 2 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	121,363
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,330	295	789
Financial assets at fair value not held for trading	227	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,865	1,534	950
Financial assets at fair value not held for trading	3,976	3,140	3,638
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	773	536	596
Financial assets at fair value not held for trading	516	498	566
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,310	7,449	6,363
Financial assets at fair value not held for trading	12,673	13,601	14,101
Financial assets measured at fair value through other comprehensive income	217	233	278
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,854	1,812	1,179
Financial assets at fair value not held for trading	10,395	3,706	3,602
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,970	239	261
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	73,686	51,731	84,881
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	62,950	36,339	39,345
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	38,544	21,180	21,542
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	4,802	944	719
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,686	1,780	1,334
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	43,798	9,670	7,590
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	171	97	1
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,921	1,878
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,113	1,099	1,488
Derivative financial assets	2,978	1,309	1,464
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	15,358	3,834	3,725
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	89	109	110
Total assets measured at fair value	21,538	6,351	6,788
Level 3 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	14,769
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	454	177	126
Financial assets at fair value not held for trading	3,092	879	792
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	67	23	18
Financial assets at fair value not held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	146	10	61
Financial assets at fair value not held for trading	683	288	190
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	995	442	541
Financial assets at fair value not held for trading	359	241	230
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,045	329	628
Financial assets at fair value not held for trading	7,861	810	736
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	406	118	114
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	425	3	2
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	761	398	460
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,108	578	653
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	580	309	318
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	28	20	30
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,321	1,321	1,326
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	109	108	114
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0	$ 0